Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories	7. Inventories As of December 31, 2017 and 2018, inventories represented products, of which amounting to RMB250,889, were pledged to a domestic bank for bank loans (see note 12 and note 13).